Earnings per ordinary share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per ordinary share	2 Earnings per ordinary share
Basic earnings per share

	2023	2022 Restated(a)	2021 Restated(a)
Net earnings attributable to owners of Rio Tinto (US$ million)	10,058	12,392	21,115
Weighted average number of shares (millions)(b)	1,621.4	1,619.8	1,618.4
Basic earnings per ordinary share (cents)	620.3	765.0	1,304.7
Diluted earnings per share
For the purposes of calculating diluted earnings per share, the effect of dilutive securities of 10.1 million shares in 2023 (2022: 9.8 million; 2021:
10.5 million) is added to the weighted average number of shares described in footnote (b) below. This effect is calculated under the treasury stock method, in accordance with IAS 33 “Earnings per Share”. Our only potential dilutive ordinary shares are share awards for which terms and conditions are described in note 27.

	2023	2022 Restated(a)	2021 Restated(a)
Net earnings attributable to owners of Rio Tinto (US$ million)	10,058	12,392	21,115
Weighted average number of shares (millions)(b)	1,631.5	1,629.6	1,628.9
Diluted earnings per share attributable to ordinary shareholders of Rio Tinto (cents)	616.5	760.4	1,296.3
(a)Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
(b)The weighted average number of shares is calculated as the average number of Rio Tinto plc shares outstanding not held as treasury shares of 1,250.5 million (2022: 1,248.9 million; 2021:
1,247.4 million) plus the average number of Rio Tinto Limited shares outstanding of 370.9 million (2022: 370.9 million; 2021: 371.0 million) over the relevant period. There were no cross holdings of shares between Rio Tinto Limited and Rio Tinto plc at 31 December 2023 (2022: nil; 2021: nil).